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AMPLIFY BLOOMBERG U.S. TREASURY TARGET HIGH INCOME ETF
AMPLIFY BLOOMBERG U.S. TREASURY TARGET HIGH INCOME ETF
INVESTMENT OBJECTIVE

The Amplify Bloomberg U.S. Treasury Target High Income ETF seeks investment results that generally correspond to the performance (before fees and expenses) of the Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMPLIFY BLOOMBERG U.S. TREASURY TARGET HIGH INCOME ETF AMPLIFY BLOOMBERG U.S. TREASURY TARGET HIGH INCOME ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.08%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.38%
[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS
AMPLIFY BLOOMBERG U.S. TREASURY TARGET HIGH INCOME ETF | AMPLIFY BLOOMBERG U.S. TREASURY TARGET HIGH INCOME ETF | USD ($)	31	97

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that are representative of the Index. As further described below, the Fund seeks to provide a high level of income through the implementation of the Index investments in the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”) and selling one-week expiration, at-the-money call option contracts that references the Underlying ETF. The Fund expects to make distributions on a regular basis. Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Samsung Asset Management (New York), Inc., serves as the investment sub-adviser to the Fund (“Samsung” or the “Sub-Adviser”). Bloomberg Index Services Limited (the “Index Provider”) developed and maintains the Index. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

The Index measures the performance of holding the Underlying ETF and a written (sold) one-week expiration, at-the-money call option contract that references the Underlying ETF and generates a targeted annualized option premium income of 12% (the “Target Option Premium”). The Index is comprised of two components: (i) the Underlying ETF and (ii) a sold call option contract referencing the Underlying ETF that provides the Target Option Premium. The Underlying ETF seeks to track the investment results of the ICE® U.S. Treasury 20+ Year Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than or equal to twenty years. See “Additional Information About the Fund’s Strategies and Risks – Underlying ETF”.

Target Option Premium. The Index is designed to provide the Target Option Premium through the implementation of written (sold) call option contracts on the Underlying ETF with weekly expirations. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A call option contract gives the seller of the call option contract (i.e., the “writer”) the obligation to sell, in exchange for a premium received, a specified amount of an underlying security at a pre-determined price if the holder of the option contract exercises the option. The Index sells call option contracts with an expiration date of one-week that have strike prices at the then-current value of the Underlying ETF, also known as “at-the-money.” In seeking to the Target Option Premium, the Index varies the size of the written call option contract that is attributable to the Underlying ETF in order to generate this sought-after Target Option Premium. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Index rebalances its sold call option contract each week upon the expiration of its sold option contract by selling a new call option contract that seeks the Target Option Premium. The Fund intends to sell call FLexible EXchange® Options (“FLEX Options”) that reference the Underlying ETF. The Fund will match the strike price (at-the-money), expiration dates (one-week), and notional exposure to the Underlying ETF in its sold call option contracts to generate the same premiums as the options sold by the Index. As further described below, by selling at-the-money call options, the Index will forfeit any of the upside market appreciation (if any) experienced by the Underlying ETF for which the options are written in exchange for premium received. Option contracts can either be “American” style or “European” style. The Index and the Fund utilize European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Underlying ETF exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Underlying ETF and the strike price for the number of shares contemplated by the option contract.

Underling ETF Investment Exposure. The Fund seeks to provide exposure to the market performance and investment income provided by an investment in the Underlying ETF. The Fund expects to implement its investment in the Underlying ETF by holding a “representative sampling” of securities that comprise the Index. A representative sampling strategy seeks to replicate the returns of the Index, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole. In seeking to replicate the returns holding the Underlying ETF, in addition to the holding the Underlying ETF, the Fund may also invest directly in U.S. Treasuries that provides substantially the same investment performance of the Underlying ETF. The Fund’s portfolio managers expect the mix of Underlying ETF and direct holdings of U.S. Treasuries will be dependent on pricing that may be advantageous to the Fund.

It is anticipated that ordinarily the notional exposure of the sold call option contracts will be covered by the Fund’s direct holding of the Underlying ETF. Due to the Fund’s use of representative sampling, under certain market circumstances, the Fund may hold more or fewer shares of the Underlying ETF than contemplated in the corresponding sold call option contract. Accordingly, a portion of such sold call option contract may be “uncovered.” An option is considered “uncovered” when the holder does not have a direct position with which to fill the terms of the option contract should the counterparty exercise their right to the option. To the extent the Fund sells any call option contracts that are “uncovered”, it will directly hold U.S. Treasuries with substantially the same investment exposure as the Underlying ETF which it will utilize to cover any losses experienced by its sold call option contract that exceed its holdings of the Underlying ETF. Under certain market circumstances, up to 50% of the Fund’s sold option contracts may be uncovered (i.e., the Fund will directly hold U.S. Treasuries to cover the Fund’s sold options). The Fund’s ability to use the sale of its holdings of U.S. Treasuries to make payment on the sold option obligations is not guaranteed. See “Option Contracts Risk–Call Option Strategy Risk” below for additional risks associated with the Fund’s call option writing strategy.

In following the Index strategy of selling call option contracts and receiving a premium payment, the Fund, as a writer of the option, will effectively forego the upside market returns of the portion of Underlying ETF holdings in which it writes options that is beyond the strike price of each sold call option contract. Because the Index utilizes at-the-money call options, if market conditions are such all of the Fund’s Underlying ETF holdings are used to cover the sold call option, the Index will forego all upside potential of the Underlying ETF. If market conditions are such that the Index does not need write options contracts on all of the Fund’s Underlying ETF holdings to produce its Target Option Premium, the Fund will experience some, but not all, of the upside returns of the Underlying ETF (if any). The Fund will not participate in any upside returns of the Underlying ETF to the extent it holds U.S. Treasuries in lieu of holding the Underlying ETF directly; however, the Fund will also experience the market performance and income payments attributable to its U.S. Treasuries held directly. The Index, and therefore the Fund, is subject to any losses experienced by the Underlying ETF.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.